Deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax
Schedule of Deferred tax liabilities and deferred tax assets

(SEK in thousands)	Total
As of January 1, 2024	(2,097)
Charge to profit or loss	(4,277)
Foreign exchange difference	5
As of December 31, 2024	(6,369)
Charge to profit or loss	5,639
Foreign exchange difference	547
Movement in the period booked to balance sheet	445
As of December 31, 2025	262

Deferred tax assets and deferred tax liabilities are reported on a net basis only when there is a legal right to offset current tax assets against current tax liabilities, and the deferred tax assets and deferred tax liabilities relate to taxes charged by the same tax authority and are intended to offset current tax liabilities and tax assets through net payment. The following table shows deferred tax assets and deferred tax liabilities reported in the Consolidated Statements of Financial Position:

	As of December 31,
(SEK in thousands)	2025	2024
Deferred tax assets	194,658	158,421
Deferred tax liabilities	194,395	(164,790)
Total	262	(6,369)

Schedule of deferred taxes

	As of December 31,
(SEK in thousands)	2025	2024
Losses carried forward	38,488	-
Deferred tax assets on leases	156,170	158,421
Deferred tax liabilities on leases	(156,170)	(158,421)
Temporary changes in depreciation of fixed assets	(38,225)	(6,369)
Total	262	(6,369)